UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment |_|; Amendment Number:
                                              -------------
         This Amendment (Check only one.) |_| is a restatement
                                          |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      WorldCom, Inc.
Address:   500 Clinton Center Drive
           Clinton, MS  39056

Form 13F File Number: 28-05965
                     -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott D. Sullivan
      --------------------------------------------------------

Title:   Chief Financial Officer
       -------------------------------------------------------

Phone:  (601) 460-5600
        ------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Scott D. Sullivan           Clinton, Mississippi          November 14, 2001
---------------------           --------------------          -----------------
     [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                        REPORTING MANAGER: WORLDCOM, INC.

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              8

Form 13F Information Table Value Total:              $181,272 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE
                        REPORTING MANAGER: WORLDCOM, INC.

                                                                                                                       ITEM 8:
                                                                                                                  VOTING AUTHORITY
                                                    ITEM 4:     ITEM 5:
                                                     FAIR       SHARES
                            ITEM 2:    ITEM 3:      MARKET        OR                ITEM 6:      ITEM 7:
          ITEM 1:           TITLE OF    CUSIP        VALUE     PRINCIPAL           INVESTMENT     OTHER        (A)       (B)    (C)
      NAME OF ISSUER         CLASS      NUMBER      (x$1000)    AMOUNT    SH/PRN   DISCRETION    MANAGERS      SOLE     SHARED  NONE
Bracknell Corp.              Common    10382K102    $  2,140   8,559,965    SH        Sole         N/A       8,559,965
Accelerated Networks, Inc.   Common    00429P107    $    126     897,666    SH        Sole         N/A         897,666
Enterasys                    Common    126920107    $    839     130,128    SH        Sole         N/A         130,128
Echostar Communications
Corp.                        Common    278762109    $ 28,185     869,385    SH        Sole         N/A         869,385
General Communications,
Inc.                         Common    369385109    $115,280   9,527,300    SH        Sole         N/A       9,527,300
Juniper Networks, Inc.       Common    48203R104    $ 19,912   2,052,799    SH        Sole         N/A       2,052,799
LCC International, Inc.      Common    501810105    $ 14,632   2,841,099    SH        Sole         N/A       2,841,099
Telemonde, Inc.              Common     87943610    $    158  15,766,792    SH        Sole         N/A      15,766,792
                                                    --------
Total Fair Market Value                             $181,272
                                                    ========